Investments	9 Months Ended
Sep. 30, 2021
Investments [Abstract]
Investments

14. Investments

Investments in fixed maturity securities as of September 30, 2021 are classified as available-for-sale, with original maturities of ninety-one to 365 days, and are shown below ($ in thousands):

Investment type	Amortized Cost	Unrealized (Losses) Gains	Fair Value
Corporate bonds(1)	$31,577	$(8)	$31,569
Commercial paper	5,299	1	5,300
Total	$36,876	$(7)	$36,869

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(1)     Classified as available-for-sale with original maturities of ninety-one to 365 days on the Balance Sheets as of September 30, 2021.

There were no credit losses recognized for the three or nine month period ended September 30, 2021 and no allowance for credit losses as of September 30, 2021. There were no realized gains or losses on investments during the three or nine month period ended September 30, 2021.